Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,275,479.97

Principal:
Principal Collections	$12,963,460.42
Prepayments in Full	$6,465,936.55
Liquidation Proceeds	$123,724.10
Recoveries	$21,620.07
Sub Total	$19,574,741.14
Collections	$20,850,221.11

Purchase Amounts:
Purchase Amounts Related to Principal	$166,614.85
Purchase Amounts Related to Interest	$825.06
Sub Total	$167,439.91

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,017,661.02

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,017,661.02
Servicing Fee	$311,028.39	$311,028.39	$0.00	$0.00	$20,706,632.63
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,706,632.63
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$20,706,632.63
Interest - Class A-3 Notes	$114,755.32	$114,755.32	$0.00	$0.00	$20,591,877.31
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$20,486,741.89
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,486,741.89
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$20,431,469.89
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,431,469.89
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$20,389,577.22
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,389,577.22
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$20,334,743.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,334,743.89
Regular Principal Payment	$19,146,020.95	$19,146,020.95	$0.00	$0.00	$1,188,722.94
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,188,722.94
Residual Released to Depositor	$0.00	$1,188,722.94	$0.00	$0.00	$0.00
Total		$21,017,661.02

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$19,146,020.95
Total					$19,146,020.95
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,146,020.95	$45.56	$114,755.32	$0.27	$19,260,776.27	$45.83
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$19,146,020.95	$14.26	$371,888.74	$0.28	$19,517,909.69	$14.54

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$167,934,620.09	0.3996540	$148,788,599.14	0.3540900
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$360,984,620.09	0.2689399	$341,838,599.14	0.2546758

Pool Information
Weighted Average APR	4.187%	4.192%
Weighted Average Remaining Term	31.91	31.12
Number of Receivables Outstanding	28,350	27,590
Pool Balance	$373,234,065.47	$353,282,466.97
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$360,984,620.09	$341,838,599.14
Pool Factor	0.2736354	0.2590079

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$11,443,867.83
Targeted Overcollateralization Amount	$11,443,867.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$11,443,867.83

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		94	$231,862.58
(Recoveries)		102	$21,620.07
Net Loss for Current Collection Period			$210,242.51
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6760%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.1360%
Second Preceding Collection Period			0.3977%
Preceding Collection Period			0.7365%
Current Collection Period			0.6945%
Four Month Average (Current and Preceding Three Collection Periods)			0.4912%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,514	$7,149,271.16
(Cumulative Recoveries)			$1,183,859.83
Cumulative Net Loss for All Collection Periods			$5,965,411.33
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4374%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,034.51
Average Net Loss for Receivables that have experienced a Realized Loss			$1,697.61

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.27%	486	$8,028,887.91
61-90 Days Delinquent	0.28%	52	$980,060.79
91-120 Days Delinquent	0.08%	13	$291,057.75
Over 120 Days Delinquent	0.21%	40	$752,430.34
Total Delinquent Receivables	2.85%	591	$10,052,436.79

Repossession Inventory:
Repossessed in the Current Collection Period		11	$188,599.66
Total Repossessed Inventory		20	$400,761.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3223%
Preceding Collection Period			0.3316%
Current Collection Period			0.3806%
Three Month Average			0.3448%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	29

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer